CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Cash flows from operating activities
Profit (loss) for the year		$ 524,190	$ (13,044)		$ (119,853)
Adjustments for:
Depreciation and amortization		314,185	245,510		111,567
Impairment of tangible assets and other investments		(4,329)	1,150		37,993
Net finance expenses		181,260	154,300		82,505
Share of profits and change in fair value of investees		(4,143)	(4,725)		(5,359)
Capital gains, net		(8,814)	(35,471)		(3,015)
Income taxes		16,599	11,766		14,132
Total Adjustments		1,018,948	359,486		117,970
Change in inventories		8,105	9,731		(6,650)
Change in trade receivables and other receivables (**)	[2]	(204,469)	43,422		(3,807)
Change in trade and other payables including contract liabilities		68,670	(28,111)		131,679
Change in provisions and employee benefits		(2,152)	(7,690)		(9,588)
Total change in assets and liabilities		(129,846)	17,352		111,634
Dividends received from associates		4,360	5,453		6,522
Interest received		2,317	1,969		1,687
Income taxes paid		(14,983)	(13,630)		(12,804)
Net cash generated from operating activities		880,796	370,630		225,009
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and investments		6,717	44,794		45,423
Acquisition of tangible assets, intangible assets and investments		(42,641)	(16,150)		(22,582)
Change in other investments and other receivables		763	9,382		28,270
Net cash generated from (used in) investing activities		(35,161)	38,026		51,111
Cash flows from financing activities
Receipt of long-term loans and other long-term liabilities			678		55,378
Sale and lease back transactions		9,052	13,151
Repayment of borrowings and lease liabilities	[3]	(336,225)	(300,763)		(199,973)
Change in short-term loans		6,071	3,324		(10,365)
Dividend paid to non-controlling interests		(3,344)	(4,818)		(5,148)
Interest paid		(133,459)	(122,972)		(82,569)
Other financial expenses paid		(2,493)
Net cash used in financing activities		(460,398)	(411,400)		(242,677)
Net change in cash and cash equivalents		385,237	(2,744)		33,443
Cash and cash equivalents at beginning of the year		182,786	186,291	[1]	157,888
Effect of exchange rate fluctuation on cash held		2,391	(761)		(5,040)
Cash and cash equivalents at the end of the year		$ 570,414	$ 182,786		$ 186,291

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1st, 2019.
[2]	(**)See also Note 8(b) with respect to a factoring arrangement.
[3]	(**) Includes early repayments, see also Note 1(b).